Segment information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment information
5 Segment information
Aegon’s operating segments are based on the businesses as presented in internal reports that are regularly reviewed by the Executive Director, who is regarded as the chief operating decision maker. All reportable segments are involved in insurance or reinsurance business, asset management or services related to these activities. The reportable segments are:

●	Americas : business units in the United States (excluding Aegon AM US), including any of the units’ activities located outside of the United States;
●	United Kingdom : business activities from platform business and traditional insurance in the United Kingdom;
●	International : operations in Spain & Portugal, China, Brazil, Bermuda, Hong Kong, and Singapore, including any of the units’ activities located outside these countries;
●	Asset Management : business activities from AAM Global Platforms and Strategic Partnerships; and
●	Holding and other activities : financing, employee and other administrative expenses of holding companies.
The Netherlands
, which covered business activities from Aegon the Netherlands, ceased to be a reporting segment following the
completion of the transaction with a.s.r. in 2023.

Aegon’s segment information is prepared by consolidating on a proportionate basis Aegon’s joint ventures (JVs) and associated companies except for its approximate 24% stake in a.s.r. The result of associate a.s.r. is included in Other income / (charges).
Performance Measure
Aegon uses the
non-IFRS
performance measure operating result that reflects Aegon’s profit before tax from underlying business operations and mainly excludes components that relate to accounting mismatches, that are dependent on market volatility or relate to events that are considered outside of the normal course of business.
The reconciliation from the result before tax from continuing operations, being the most comparable IFRS measure, to operating result is presented later in this note. Items excluded from operating result are fair value items, realized gains/(losses) on investments, impairment losses and reversals of impairment losses, and other income/(charges).
Realized gains/(losses) on investments includes realized gains and losses on financial assets measured at amortized cost. Impairment losses and reversals of impairment losses reflect the change in ECL for financial assets.
Fair value items include:
●	Over- or underperformance of investments and guarantees held at fair value for which management’s best estimate investment return is included in operating result;
●	Hedge ineffectiveness on hedge transactions, fair value changes on economic hedges without natural offset in earnings and for which no hedge accounting is applied and fair value movements on real estate are included under fair value items;
●	Certain assets held by Aegon are carried at fair value and managed on a total return basis, with no offsetting changes in the valuation of related liabilities. These include assets such as investments in hedge funds, private equities, real estate (limited partnerships), convertible bonds and structured products;
●	Certain products offered by Aegon Americas contain guarantees and are reported on a fair value basis and include the total return annuities and variable annuities. The earnings on these products are impacted by movements in equity markets and risk-free interest rates. Short-term developments in the financial markets may therefore cause volatility in earnings;
●	Changes in value of VFA products that result in (a reversal of) onerous contracts;
●	Changes in discount rates for General model insurance contracts, including the revaluation of changes in non-financial assumptions and experience adjustments that adjust CSM to current interest rates.
Other income / (charges) include:
●	The impact of changes in actuarial assumptions and model updates on onerous contracts;
●	The impact of changes in financial assumptions and the passage of time on onerous groups of VFA contracts to which no risk mitigation is applied;
●	Other items that are outside of the normal course of business, including restructuring charges.
In the Consolidated income statement, for onerous contracts, actuarial assumption and model updates are included in Insurance service result. Restructuring charges are included in Other operating expenses.

Segment results
The following table presents Aegon’s segment results.

Segment results For the year ended December 31, 2025	Americas	United Kingdom	Interna- tional	Asset Manage- ment	Holding and other activities	Elimi- nations	Segment total	JVs and associates elimi- nations	Consoli- dated
Operating result	1,209	219	224	217	(224)	58	1,702	137	1,840
Fair value items	27	(69)	(28)	-	42	108	80	(22)	58
Realized gains / (losses) on investments	(296)	-	48	-	-	-	(248)	(50)	(297)
Impairment (losses) / reversals	(60)	-	(2)	(2)	-	-	(64)	1	(63)
Non-operating items	(328)	(69)	18	(2)	42	108	(231)	(71)	(302)
Other income / (charges)	(518)	(90)	(21)	(20)	217	115	(317)	(176)	(493)
Result before tax from continuing operations	362	60	221	195	35	281	1,154	(109)	1,045
Income tax (expense) / benefit	12	(32)	(69)	(54)	29	(59)	(174)	109	(65)
Net result	374	28	152	141	64	222	980	-	980
Inter-segment operating result	(647)	(83)	120	123	265	222
Revenues
Insurance contracts
- Insurance contracts: direct part.	999	269	2	-	-	-	1,270	(1)	1,269
- Insurance contracts: without direct part.	7,478	76	1,745	-	-	(39)	9,261	(1,510)	7,751
Investment contracts with DPF
- Insurance contracts: direct part.	-	77	-	-	-	-	77	-	77
Insurance revenue	8,477	422	1,748	-	-	(39)	10,608	(1,511)	9,097
Interest revenue on financial instruments calculated using the effective interest method	3,162	64	59	1	45	(7)	3,325	(5)	3,320
Interest income from instruments measured at FVPL	298	518	1	15	-	-	832	-	832
Other investment income	13	2,008	131	17	732	(732)	2,170	(146)	2,024
Fee and commission income	1,724	311	25	669	-	(147)	2,583	(193)	2,390
Other revenues	-	-	37	1	-	-	38	(38)	-
Total revenues	13,675	3,323	2,001	704	777	(925)	19,556	(1,893)	17,664
Inter-segment revenues	40	-	-	149	736
The Other charges of the Americas in 2025 are mainly due to unfavorable assumption updates, reserves for legal cases and restructuring charges.

Segment results For the year ended December 31, 2024	Americas	United Kingdom	Interna- tional	Asset Manage- ment	Holding and other activities	Elimi- nations	Segment total	JVs and associates elimi- nations	Consoli- dated
Operating result	1,062	198	183	201	(209)	50	1,485	234	1,719
Fair value items	(161)	(67)	2	2	23	(7)	(208)	(1)	(209)
Realized gains / (losses) on investments	(51)	-	15	-	-	-	(36)	(17)	(53)
Impairment (losses) / reversals	(224)	-	(12)	-	-	-	(236)	7	(229)
Non-operating items	(435)	(67)	5	2	23	(7)	(480)	(11)	(491)
Other income / (charges)	(452)	(48)	2	(45)	326	(28)	(245)	(324)	(568)
Result before tax from continuing operations	175	83	189	158	140	14	760	(100)	660
Income tax (expense) / benefit	8	(16)	(59)	(48)	31	-	(85)	100	16
Net result	183	67	130	110	171	14	676	-	676
Inter-segment operating result	(596)	(86)	267	131	269	14
Revenues
Insurance contracts
- Insurance contracts: direct part.	1,101	257	2	-	-	-	1,361	(1)	1,360
- Insurance contracts: without direct part.	8,001	206	1,671	-	-	(45)	9,833	(1,433)	8,400
Investment contracts with DPF
- Insurance contracts: direct part.	-	80	-	-	-	-	80	-	80
Insurance revenue	9,102	543	1,674	-	-	(45)	11,275	(1,434)	9,841
Interest revenue on financial instruments calculated using the effective interest method	3,117	76	70	1	76	(11)	3,330	(5)	3,325
Interest income from instruments measured at FVPL	346	463	1	13	-	-	823	-	823
Other investment income	16	2,050	111	15	475	(475)	2,192	(124)	2,069
Fee and commission income	1,761	283	25	643	-	(153)	2,558	(179)	2,378
Other revenues	-	-	34	1	-	-	35	(35)	-
Total revenues	14,342	3,414	1,915	673	552	(684)	20,213	(1,777)	18,436
Inter-segment revenues	46	-	-	154	483
The Other charges of the Americas in 2024 are mainly due to unfavorable assumption updates and restructuring charges.
Impairment losses in the Americas were mainly related to ECL balance increases for bonds and mortgages following a more adverse economic scenario output and real estate occupancy rates.

Segment results For the year ended December 31, 2023	Americas	The Nether- lands 1	United Kingdom	Interna- tional	Asset Manage- ment	Holding and other activities	Elimi- nations	Segment total	JVs and associates elimi- nations	Consoli- dated
Operating result	1,107	-	214	196	145	(173)	10	1,498	19	1,517
Fair value items	138	-	(76)	(1)	(8)	24	(1)	76	9	85
Realized gains / (losses) on investments	(683)	-	-	24	-	-	-	(659)	(30)	(689)
Impairment (losses) / reversals	(62)	-	-	(23)	-	(7)	-	(92)	2	(90)
Non-operating items	(607)	-	(76)	(1)	(8)	17	(1)	(675)	(19)	(695)
Other income / (charges)	(961)	(65)	(85)	(110)	(31)	110	2	(1,140)	(90)	(1,230)
Result before tax	(460)	(65)	52	85	106	(46)	11	(317)	(91)	(408)
Income tax (expense) / benefit	214	-	(23)	(69)	(36)	31	-	118	91	209
Net result	(246)	(65)	29	16	70	(14)	11	(199)	-	(199)
Inter-segment operating result	(569)	(48)	(75)	256	150	274	11
Revenues
Insurance contracts
- Insurance contracts: direct part.	9,468	-	600	1,095	-	-	(51)	11,112	(1,490)	9,622
- Insurance contracts: without direct part.	-	-	-	700	-	-	-	700	-	700
Investment contracts with DPF
- Insurance contracts: direct part.	-	-	64	-	-	-	-	64	-	64
Insurance revenue	9,468	-	663	1,795	-	-	(51)	11,876	(1,490)	10,386
Interest revenue on financial instruments calculated using the effective interest method	3,108	-	58	87	2	90	(6)	3,339	(3)	3,336
Interest income from instruments measured at FVPL	339	-	486	1	-	-	-	826	-	826
Other investment income	14	-	1,818	104	14	498	(498)	1,950	(116)	1,833
Fee and commission income	1,653	-	214	34	632	-	(158)	2,376	(215)	2,160
Other revenues	-	-	-	37	1	-	-	38	(38)	-
Total revenues	14,582	-	3,239	2,058	649	589	(713)	20,404	(1,862)	18,541
Inter-segment revenues	49	-	-	1	172	500

1
The net result represents the standalone result of ‘The Netherlands’. After elimination, the remaining result is EUR (17). See note 45 Held for sale and discontinued operations in the annual report of 2023 for more details.

On July 4, 2023, Aegon announced the completion of the combination of its Dutch pension, life and non-life
insurance, banking, and mortgage origination activities with a.s.r., and the beginning of its asset management partnership with a.s.r. As part of the transaction, Aegon received EUR 2.2 billion in cash proceeds and almost 30% stake in a.s.r. In light of the transaction, Aegon the Netherlands is no longer reported as a separate segment, and its first-half 2023 results are included in Other charges in the income statement.
The Other charges of the Americas in 2023 are mainly due to unfavorable assumption updates and restructuring charges.
Operating result reconciliation
The reconciliation from Operating result to Result before tax from continuing operations, being the most comparable IFRS measure, is presented in the table below. For items that cannot be directly reconciled to the notes, the explanation appears below the table.

	Note	2025	2024	2023

Result before tax from continuing operations		1,045	660	(391)

Elimination of share in earnings of joint ventures and associates		(137)	(234)	(19)

Insurance revenue	6	(11)	2	(15)

Insurance service expenses	7	456	428	427

Net income / (expenses) on reinsurance held	8	(33)	(56)	(23)

Net fair value change of financial investments at fair value through profit or loss, other than derivatives	9.4 / 10.4	(871)	(240)	(224)

Net fair value change of derivatives	9.4 / 10.4	(4)	3	(7)

Realized gains and losses on financial investments	9.4 / 10.4	251	93	683

Net fair value change on investments in real estate	9.4 / 10.4	(10)	(1)	(2)

Impairment (losses) / reversals	9.5 / 10.5	63	229	90

Insurance finance income / (expenses)	9	802	440	375

Net reinsurance finance income / (expenses) on reinsurance held	9	(24)	(13)	(85)

Investment contract income / (expenses)	10	(13)	(6)	(5)

Fee and commission income	12	(6)	(21)	(11)

Commissions and expenses	13	320	342	597

Other income	14	(129)	(146)	(18)

Other charges	14	6	6	79

Results of businesses disposed during reporting periods		-	-	48

Operating result		1,702	1,485	1,498

Tax effect 1		(371)	(309)	(246)

Operating result after tax		1,332	1,176	1,252

1	Tax effect was calculated using the respective operating segment’s statutory rate and presented on consolidated basis.

●	Insurance service expenses are mainly driven by three items: assumption changes on onerous contracts included in Other income / (charges) amounting to a loss of EUR 217 million (2024: loss of EUR 472 million), experience adjustments that relate to current service included in Other income / (charges) amounting to a loss of EUR 122 million (2024: EUR 5 million), changes in value of VFA products that result in (a reversal of) onerous contracts included in Fair value items, amounting to a loss of EUR 27 million (2024: gain of 57 million).
●	Net fair value change of financial investments at fair value through profit or loss, other than derivatives reflects the over- or underperformance of investments and guarantees held at fair value for which the expected long-term return is included in the operating result.
●	Insurance finance income / (expenses) mainly relate to changes in discount rates, amounting to a loss of EUR 802 million (2024: loss of EUR 440 million), which is included in Fair value items.
●	Commissions and expenses, which are included in Other income / (charges), relate to items that cannot be directly allocated to a specific line of business and restructuring charges.
Other selected income statement items

	Americas	United Kingdom	International	Asset Management	Holding and other activities	Total

2025

Amortization of deferred expenses and future servicing rights and other intangibles	(24)	(4)	-	(12)	-	(40)

Depreciation	(43)	(14)	(5)	(2)	(14)	(77)

Impairment losses / (reversals) on financial assets, excluding receivables	(62)	-	(1)	-	-	(63)

Impairment losses / (reversals) on non-financial assets and receivables	(4)	-	-	(2)	-	(6)

2024

Amortization of deferred expenses and future servicing rights and other intangibles	(23)	(5)	-	(12)	-	(40)

Depreciation	(65)	(13)	(5)	(1)	(9)	(94)

Impairment losses / (reversals) on financial assets, excluding receivables	(223)	-	(5)	-	-	(228)

Impairment losses / (reversals) on non-financial assets and receivables	(9)	-	-	-	-	(9)

2023

Amortization of deferred expenses and future servicing rights and other intangibles	(24)	(2)	(1)	(6)	-	(33)

Depreciation	(64)	(12)	(5)	(2)	(14)	(97)

Impairment losses / (reversals) on financial assets, excluding receivables	(59)	-	-	-	-	(59)

Impairment losses / (reversals) on non-financial assets and receivables	(32)	-	(21)	-	(7)	(60)
Number of employees

	Americas	United Kingdom	International	Asset Management	Holding and other activities	Total

2025

Number of employees - headcount 1	6,844	2,833	3,189	1,350	1,088	15,304

Of which Aegon’s share in JV and associates 2	-	-	2,364	275	-	2,639

2024

Number of employees - headcount 1	6,996	2,861	3,319	1,366	1,040	15,582

Of which Aegon’s share in JV and associates 2	-	-	2,552	226	-	2,778

2023

Number of employees - headcount 1	6,967	2,591	3,654	1,409	1,037	15,658

Of which Aegon’s share in JV and associates 2	-	49	2,936	219	-	3,204

1	Includes direct employees and tied agents
2	Excludes a.s.r., as the results of this associate are not included in Operating result.

Summarized assets and liabilities per segment

On December 31, 2025	Americas	United Kingdom	International	Asset management	Holding and other activities	Eliminations	Total

Assets

Cash and Cash equivalents	802	211	101	166	1,453	-	2,733

Investments	158,284	125,128	1,487	230	11	-	285,141

Investments in joint ventures	-	-	1,065	502	-	-	1,566

Investments in associates	78	-	-	296	2,264	-	2,638

Reinsurance contract assets	17,092	1	4,165	-	-	(4,106)	17,153

Insurance contract assets	18	-	-	-	-	-	18

Deferred expenses	438	14	-	-	-	-	452

Other assets	5,509	1,568	149	357	9,032	(9,084)	7,530

Total assets	182,221	126,923	6,968	1,551	12,760	(13,190)	317,233

Liabilities

Reinsurance contract liabilities	7	4	184	-	-	-	195

Insurance contract liabilities	130,447	44,705	5,208	-	-	(4,292)	176,067

Investment contracts with DPF	-	21,269	12	-	-	-	21,281

Investment contracts without DPF	39,170	58,644	-	-	-	-	97,814

Other liabilities	7,744	1,056	220	326	3,264	(230)	12,380

Total liabilities	177,368	125,678	5,624	326	3,264	(4,522)	307,738

On December 31, 2024	Americas	United Kingdom	International	Asset management	Holding and other activities	Eliminations	Total

Assets

Cash and Cash equivalents	1,049	231	110	162	1,917	-	3,469

Investments	173,726	118,218	1,599	162	11	-	293,716

Investments in joint ventures	-	-	1,020	483	-	-	1,503

Investments in associates	-	-	-	289	2,833	-	3,122

Reinsurance contract assets	15,968	3	5,183	-	-	(5,133)	16,021

Insurance contract assets	122	-	3	-	-	-	125

Deferred expenses	473	17	-	-	-	-	490

Other assets	6,622	1,585	163	438	8,251	(8,114)	8,944

Total assets	197,960	120,054	8,078	1,534	13,011	(13,247)	327,390

Liabilities

Reinsurance contract liabilities	90	5	208	-	-	-	303

Insurance contract liabilities	142,996	44,339	6,243	-	-	(5,219)	188,359

Investment contracts with DPF	-	22,332	-	-	-	-	22,332

Investment contracts without DPF	40,728	50,942	-	-	-	-	91,669

Other liabilities	10,318	988	226	378	3,698	(192)	15,414

Total liabilities	194,131	118,605	6,676	378	3,698	(5,411)	318,077
Investments in the above table are presented on an IFRS basis, which means that investments in joint ventures and associates are not consolidated on a proportionate basis. Instead, these investments are included on a single line using the equity method of accounting.

Investments

	Americas	United Kingdom	International	Asset Management	Holding and other activities	2025 Total

Shares	211	15,315	60	9	-	15,595

Debt securities	48,104	6,871	1,125	102	-	56,202

Unconsolidated investment funds	92,292	98,164	215	-	-	190,671

Loans	9,753	1,714	3	-	11	11,481

Other financial assets	7,900	2,627	67	119	-	10,713

Investments in real estate	24	437	19	-	-	479

Total investments on balance sheet	158,284	125,128	1,487	230	11	285,141

Off-balance sheet investments third parties	220,501	158,105	4,602	223,228	-	606,437

Total revenue-generating investments	378,786	283,233	6,089	223,459	11	891,578

Investments

Financial assets measured at FVOCI

- Backing insurance contracts without direct part.	39,952	-	1,158	-	-	41,109

- Non-insurance related assets	8,540	-	7	100	-	8,648

Financial assets measured at FVPL

- Backing direct part. insurance contracts	65,746	43,592	243	-	-	109,580

- Backing insurance contracts without direct part.	6,811	990	43	-	-	7,845

- Backing direct part. investment contracts	-	21,441	-	-	-	21,441

- Non-insurance related assets	27,540	58,668	18	94	-	86,320

Financial assets measured at amortized cost	9,671	-	1	36	11	9,719

Investments in real estate	24	437	19	-	-	479

Total investments on balance sheet	158,284	125,128	1,487	230	11	285,141

	Americas	United Kingdom	International	Asset Management	Holding and other activities	2024 Total

Shares	256	15,196	54	9	-	15,515

Debt securities	52,572	6,952	1,279	88	-	60,890

Unconsolidated investment funds	101,401	91,172	202	-	-	192,775

Loans	10,679	2,051	2	-	11	12,743

Other financial assets	8,778	2,389	45	66	-	11,278

Investments in real estate	40	457	17	-	-	514

Total investments on balance sheet	173,726	118,218	1,599	162	11	293,716

Off-balance sheet investments third parties	228,398	149,282	4,507	221,192	-	603,380

Total revenue-generating investments	402,124	267,500	6,106	221,354	11	897,096

Investments

Financial assets measured at FVOCI

- Backing insurance contracts without direct participation	45,424	-	1,332	-	-	46,757

- Non-insurance related assets	7,906	-	7	46	-	7,959

Financial assets measured at FVPL

- Backing direct participation insurance contracts	73,233	43,712	222	-	-	117,167

- Backing insurance contracts without direct participation	7,457	1,140	19	-	-	8,616

- Backing direct participation investment contracts	-	23,687	-	-	-	23,687

- Non-insurance related assets	29,068	49,222	-	80	-	78,371

Financial assets measured at amortized cost	10,597	-	1	36	11	10,645

Investments in real estate	40	457	17	-	-	514

Total investments on balance sheet	173,726	118,218	1,599	162	11	293,716

Insurance, reinsurance and investment contracts with discretionary participation features

	Americas	United Kingdom	International	Eliminations	Total

2025

Insurance contracts

Direct participation contracts	67,074	44,188	246	-	111,508

Without direct participation contracts	63,355	517	4,918	(4,292)	64,497

Contracts measured under the PAA	-	-	44	-	44

Investment contracts with DPF

Direct participation contracts	-	21,269	-	-	21,269

Without direct participation contracts	-	-	12	-	12

Insurance contracts and investment contracts with DPF	130,429	65,974	5,220	(4,292)	197,331

Reinsurance contracts held	17,086	(3)	3,981	(4,106)	16,958

2024

Insurance contracts

Direct participation contracts	74,446	43,744	219	-	118,409

Without direct participation contracts	68,428	595	5,980	(5,219)	69,784

Contracts measured under the PAA	-	-	41	-	41

Investment contracts with DPF

Direct participation contracts	-	22,332	-	-	22,332

Insurance contracts and investment contracts with DPF	142,874	66,671	6,239	(5,219)	210,565

Reinsurance contracts held	15,878	(2)	4,975	(5,133)	15,719